Financial Instruments and Fair Value Measurements (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments and Fair Value Measurements (Details) [Line Items]
Finance receivables held for sale	$ 320,600,000	$ 0
Finance receivables held for sale, net	318,192,000	503,546,000
Level 3 [Member]
Financial Instruments and Fair Value Measurements (Details) [Line Items]
Finance receivables held for sale, net	114,600,000
Finance receivable fair value		468,800,000
Securitization Debt [Member]
Financial Instruments and Fair Value Measurements (Details) [Line Items]
Finance receivables held for sale, net	24,800,000	24,800,000
Finance receivable fair value	34,800,000	34,800,000
Securitization Debt [Member] | Level 3 [Member]
Financial Instruments and Fair Value Measurements (Details) [Line Items]
Finance receivables held for sale, net	178,800,000
Finance receivable fair value	$ 183,300,000	0
2022-2 Securitization Transaction [Member] | Level 3 [Member]
Financial Instruments and Fair Value Measurements (Details) [Line Items]
Finance receivables		180,700,000
2023-1 Securitization Transaction [Member] | Level 3 [Member]
Financial Instruments and Fair Value Measurements (Details) [Line Items]
Finance receivables held for sale		$ 248,100,000